Stockholders’ Deficit (Details Narrative) - USD ($)										12 Months Ended
	Aug. 09, 2022	May 31, 2022	May 11, 2022	Feb. 09, 2022	Jun. 30, 2021	May 31, 2021	Feb. 10, 2021	Aug. 06, 2020	Jul. 15, 2020	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Maturity date				May 10, 2022
Issuance of shares	233,334		233,334	180,000
Issuance of shares value	$ 56,000		$ 70,000	$ 54,000
Share Price	$ 0.24		$ 0.30
Share based expense										$ 110,888	$ 1,454,580
Proceeds from warrant exercise											$ 10,000
Number of warrants exercised											50,000
Issuance of Stock and Warrants for Services or Claims											$ 322,250
Proceeds from warrant exercises										$ 0	287,000
Intrinsic value											$ 104,550
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average remaining term										4 years 9 months 25 days	5 years 9 months 25 days
Intrinsic value										$ 0
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants were exercised		200,000				1,185,000
Proceeds from warrant exercises					$ 40,000	$ 237,000
Warrants [Member] | Deepak Malhotra [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based expense											$ 257,842
Expense related to warrant											$ 194,687
Equity Incentive Plan 2017 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted shares											128,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends Payable Current											$ 80,112
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares											261,538
Number of shares issued for services									300,000
Share based expense											$ 272,000
Accrued compensation											136,000
Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services									200,000
Consultant Membe [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price								$ 1.56
Stock Issued During Period Shares Restricted Stock Award Net of Forfeitures								261,538
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price							$ 0.92
Commitment fee							266,667
Share based expense											$ 245,334
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants were exercised										0	1,435,000
Weighted average remaining term										2 years 5 months 4 days	1 year 3 months
Gregory Schifrin [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares										250,000
Number of shares issued for services										537,715